The Prudential Insurance Company of America	Thomas C. Castano
Vice President and Corporate Counsel
Law Department

The Prudential Insurance Company

of America

213 Washington Street
Newark, NJ 07102-2992
(973) 802-4708 fax: (973) 802-9560

September 10, 2009

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D. C. 20549

Re: Prudential Variable Appreciable Account (File No. 811-5466)

Dear Commissioners:

On behalf of The Prudential Insurance Company of America and the Prudential Variable Appreciable Account (the “Account”), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the “Act”), that the Account’s semi-annual report for the period ending June 30, 2009 has been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

We incorporate by reference the following semi-annual reports for the underlying funds:

1.	Filer/Entity:	AIM Variable Insurance Funds
Registration No.:	811-07452
CIK No.:	0000896435
Accession No.:	0000950123-09-038077
Date of Filing:	08/26/09

2.	Filer/Entity:	American Century Variable Portfolios, Inc.
Registration No.:	811-05188
CIK No.:	0000814680
Accession No.:	0000814680-09-000027
Date of Filing:	08/26/09

3.	Filer/Entity:	Advanced Series Trust ("AST")
Registration No.:	811-05186
CIK No.:	0000814679
Accession No.:	0001193125-09-187685
Date of Filing:	09/04/09

4.	Filer/Entity:	Janus Aspen Series
Registration No.:	811-07736
CIK No.:	0000906185
Accession No.:	0000950123-09-038425
Date of Filing:	08/27/09

5.	Filer/Entity:	MFS Variable Insurance Trust
Registration No.:	811-8326
CIK No.:	0000918571
Accession No.:	0001193125-09-185467
Date of Filing:	09/01/09

6.	Filer/Entity:	T. Rowe Price International Stock Portfolio
Registration No.:	811-07143

CIK No.:	0000918292
Accession No.:	0000918292-09-000009
Date of Filing:	08/25/09

7.	Filer/Entity:	The Prudential Series Fund, Inc.
Registration No.:	811-03623
CIK No.:	0000711175
Accession No.:	0001193125-09-187677
Date of Filing:	09/04/09

If you have any questions regarding this filing, please contact me at (973) 802-4708.

Sincerely,

_/s/__________________________

Thomas C. Castano

VIA EDGAR